Lease - Leasee - Summary of Present Value Recognized in the Consolidated Balance Sheet is Presented - (Detail) R$ in Millions	Dec. 31, 2019 BRL (R$)
Statement [Line Items]
Total future minimum payments (Note 18b)	R$ 4,131
Non-current [member]
Statement [Line Items]
Total future minimum payments (Note 18b)	3,252
Non-current [member] | From 1 to 5 years [member]
Statement [Line Items]
Total future minimum payments (Note 18b)	2,498
Non-current [member] | Over 5 years [member]
Statement [Line Items]
Total future minimum payments (Note 18b)	754
Current [member]
Statement [Line Items]
Total future minimum payments (Note 18b)	879
Current [member] | Up to 1 year [member]
Statement [Line Items]
Total future minimum payments (Note 18b)	R$ 879